Fees and Expenses - Bramshill Income Performance Fund Series	Jul. 29, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Estimated for the current fiscal year because Investor Class shares of the Fund did not have any operating results as of the fiscal year ended March 31, 2026.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired fund fees and expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the “Ratio of expenses to average net assets” in the Financial Highlights because the Financial Highlights reflect the operating expenses of the Fund and do not include 0.11% that is attributed to acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The amounts calculated in the Example would be the same even if the assumed investment was not redeemed at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2026, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	67.00%